SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Share Repurchase) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Treasury stock, shares	2,028,932	2,028,932	2,028,932
Treasury stock	$ 100	$ 100	$ 100